Leases -Schedule of Lessee, Balance Sheet and Income Statement Effect (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Right-of-use asset - operating	$ 10,341		$ 10,341		$ 9,935
Lease liability - operating	$ 13,583		$ 13,583		$ 13,356
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets		Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other accrued expenses		Accounts payable and other accrued expenses		Accounts payable and other accrued expenses
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 910	$ 786	$ 2,504	$ 2,332